NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Schedule of cash flows generated from operating activities

	Notes	2015	2016	2017

Cash flows generated from operating activities
Profit before income tax		121,941	1,625,545	3,006,216

Adjustments for:
Share of profits and losses of joint ventures	9(a)	(23,238)	95,508	(8,151)
Share of profits and losses of associates	9(b)	(284,531)	(115,091)	165,249
Depreciation of property, plant and equipment	6	6,944,990	6,577,514	6,606,283
Depreciation of investment properties	7	-	1,426	14,105
Gain on disposal of other property, plant and equipment and land use rights, net	27	(2,317,857)	(816,721)	(77,091)
Impairment losses on property, plant and equipment	6	10,011	57,080	15,632
Impairment losses of intangible assets	5	-	—	8,134
Amortization of intangible assets	5	255,098	243,771	276,877
Amortization of land use rights	8	104,459	99,724	96,074
Amortization of prepaid expenses included in other non-current assets		83,992	64,918	127,793
Realized and unrealized losses on futures, option and forward contracts	27	690,818	1,135,682	155,024
Gain on previously held equity interest remeasured at acquisition-date fair value	27	-	—	(117,640)
Gain on disposals and deemed disposals of subsidiaries	27	(2,588,134)	—	(325,022)
Gain on disposal of investments in associates	27	(832,369)	(128,833)	—
Gain on disposal of and dividends from available-for-sale investments	27	(38,469)	(140,929)	(79,408)
Receipt of government subsidies		(282,635)	(207,146)	(202,359)
Interest income		(340,278)	(353,535)	(183,017)
Finance cost	28	5,979,489	5,019,908	5,189,929
Change in special reserve		(102,426)	9,148	56,729
Others		14,852	(7,531)	(16,950)

		7,395,713	13,160,438	14,708,407
Changes in working capital:
Decrease/ (increase) in inventories		1,805,110	2,412,815	(2,605,918)
Increase in trade and notes receivables		(68,353)	(3,679,766)	(2,123,242)
Decrease in other current assets		(804,811)	3,466,467	1,275,535
Increase in restricted cash		(109,542)	(264,508)	(137,745)
Increase in other non-current assets		(566,664)	(133,249)	(420,486)
(Decrease)/ increase in trade and notes payables		(618,583)	(3,401,529)	1,511,908
Increase in other payables and accrued liabilities		1,024,249	40,469	1,875,014
Decrease in other non-current liabilities		(461,995)	(15,804)	(7,805)

Cash generated from operations		7,595,124	11,585,333	14,075,668

PRC corporate income taxes paid		(277,378)	(54,933)	(947,891)

Net cash generated from operating activities		7,317,746	11,530,400	13,127,777

Non-cash transactions of investing activities and financing activities
Capital injection in an associate and joint ventures by non-cash assets		793,364	371,051	186,450
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		1,342,759	1,568,488	372,816
Acquisition of business	38(h)	—	—	50,058
Finance lease		—	—	44,342

Schedule of reconciliation of liabilities arising from financing activities

			Financial
			liabilities
	Financial		included in	Financial
	liabilities at		other current	Liabilities
	fair value		payables and	included in	Interest bearing
	through profit	Trade and	accrued	other non-current	loans and
	or loss	notes payables	expenses	Liabilities	borrowings	Total

As at January 1, 2017	3,575	11,342,870	9,572,490	789,720	105,782,141	127,490,796

Net cash generated from operating activities	—	1,511,909	1,379,505	—	—	2,891,414

Net cash flows from/(used in) investing activities	85,851	(530,457)	640,157	(73,701)	2,400,464	2,522,314

Proceeds from gold leasing arrangement	—	—	—	—	7,804,083	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	—	—	—	3,478,550	3,478,550
Repayments of medium-term notes and short-term bonds	—	—	—	—	(16,300,000)	(16,300,000)
Repayments of gold leasing arrangement	—	—	—	—	(4,000,000)	(4,000,000)
Drawdown of short-term and long-term bank and other loans	—	—	—	—	83,523,749	83,523,749
Repayments of short-term and long-term bank and other loans	—	—	—	—	(78,673,459)	(78,673,459)
Proceeds from finance lease, net of deposit and transaction costs	—	—	—	—	1,000,036	1,000,036
Capital elements of finance lease rental payment	—	—	—	—	(2,462,250)	(2,462,250)
Dividends paid by subsidiaries to non-controlling shareholders	—	—	2,446	—	—	2,446
Amortization of unrecognized finance expenses and interest expense				16,352	398,371	414,723
Interest paid	—	—	(262,105)	—	—	(262,105)
Reclassification	—	—	(36,690)	36,690	—	—
Net cash (used in)/ generated from financing activities	—	—	(296,349)	53,042	(5,230,920)	(5,474,227)

Net foreign exchange differences	—	(2,352)	(11,347)	—	90,588	76,889

As at December 31, 2017	89,426	12,321,970	11,284,456	769,061	103,042,273	127,507,186